RELATED PARTY BALANCES AND TRANSACTIONS (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 26, 2016
Related Party Transaction, Amounts Of Transaction	¥ 102,234	¥ 40,586	¥ 0
Xinjiang Ginbo Seeds Center [Member]
Related Party Deposit Liabilities			10,000
China-Based Commercial Corn Seed Production and Distribution Business [Member]
Expected Cash Proceeds From Sale Of Business				¥ 400,000
Beijing Shihui Agriculture Ltd [Member]
Related Party Transaction, Amounts Of Transaction	¥ 250	0	¥ 0
Beijing Shihui Agriculture Ltd [Member] | Other Intangible Assets [Member]
Related Party Transaction, Amounts Of Transaction		¥ 1,968